Pension and OPEB Plans (Schedule of Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO	$ 2,460	$ 2,615
APBO	2,360	2,502
Fair value of plan assets	1,739	1,822
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
APBO	627	654
Fair value of plan assets	101	116
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO	130	142
APBO	129	141
Fair value of plan assets	$ 159	$ 165